INCOME TAX - Reconciliation of statutory rate to effective tax rate (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of statutory rate to effective tax rate
Statutory federal income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions	(182.62%)	(26.82%)	(18.26%)	(20.56%)
Effect of PRC preferential tax rate	(100.49%)	11.98%	4.56%	(0.77%)
Effect of research and development expenses deduction and others	80.56%	30.97%	33.20%	7.80%
Temporary differences	5.03%	13.42%	4.88%	10.01%
Change in valuation allowance	177.88%	(41.02%)	(44.47%)	(11.49%)
Effective tax rate	5.36%	13.53%	4.88%	10.01%